Property and Equipment, Net - Schedule of Cost of Revenue and General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cost of revenue:
Depreciation on equipment under finance lease	$ 255,189	$ 139,020	$ 101,854
General and administrative expenses
Depreciation on rights of use assets under operating lease	156,432	140,239	59,290
Depreciation on other assets	63,839	31,125	25,785
Depreciation expense	$ 475,460	$ 310,384	$ 186,929